Borrowings - Loans (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Borrowings
Amount repaid and prepaid		$ 543,116	$ 266,770
Current portion of borrowings		291,850		$ 553,161
Steam vessels reclassified under "Vessels held for sale"
Borrowings
Current portion of borrowings		69,125
GAS-six Ltd
Borrowings
Prepayment of debt	$ 102,011
Unamortized fees written off	$ 1,150
Loan facilities in existence as of December 31, 2021
Borrowings
Amount repaid and prepaid		$ 126,105